Stockholders' Equity (Details Narrative 1) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 24, 2018	Jan. 24, 2018	Dec. 22, 2017	Dec. 22, 2017	Oct. 12, 2017	May 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 22, 2018	Aug. 12, 2018
Common stock, voting rights										The Company’s common stock confer upon their holders the following rights: The right to participate and vote in the Company’s stockholder meetings, whether annual or special. Each share will entitle its holder, when attending and participating in the voting in person or via agent or letter, to one vote; The right to a share in the distribution of dividends, whether in cash or in the form of bonus shares, the distribution of assets or any other distribution pro rata to the par value of the shares held by them; The right to a share in the distribution of the Company’s excess assets upon liquidation pro rata to the par value of the shares held by them.		The Company’s common stock confer upon their holders the following rights: The right to participate and vote in the Company’s stockholder meetings, whether annual or special. Each share will entitle its holder, when attending and participating in the voting in person or via agent or letter, to one vote; The right to a share in the distribution of dividends, whether in cash or in the form of bonus shares, the distribution of assets or any other distribution pro rata to the par value of the shares held by them; The right to a share in the distribution of the Company’s excess assets upon liquidation pro rata to the par value of the shares held by them.
Preferred stock, shares authorized (in shares)												32,000,000
Preferred stock, shares issued (in shares)												0
Reverse stock split												1-for-5
Common stock, par value (in dollars per share)							$ 0.01			$ 0.01		$ 0.01	$ 0.01
Common stock, authorized							500,000,000			500,000,000		500,000,000	50,000,000
Preferred stock, par value (in dollars per share)												$ 0.01
Preferred stock, authorized												32,000,000
Number of shares isssued										2,500,000
Proceeds from redeemable convertible preferred stock										$ 2,325		$ 1,458
General and administrative expenses							$ 783		$ 2,705	$ 2,926	$ 4,553	$ 10,817
Mr. Suneet Singal [Member]
Shares issued price per share (in dollars per share)															$ 0.32
Number of shares isssued										271,000
Payout Notes [Member]
Notes interest rate					10.00%
Description of notes collateral					The Payout Notes were secured by a security interest in all of the properties, assets and personal property of the Company (the “Security Agreement”).
Notes maturity date					Oct. 12, 2018
Notes frequency periodic payment					Monthly Interest Payment
Payout Notes [Member] | Mr. Dolev Rafaeli [Member]
Principal amounts					$ 3,134
Payout Notes [Member] | Mr. Dennis M. McGrath [Member]
Principal amounts					978
Payout Notes [Member] | Mr. Yoav Ben-Dror [Member]
Principal amounts					$ 1,515
Common Stock [Member]
Number of shares isssued										271,000
First Contribution Agreement [Member] | Payout Notes [Member]
Notes interest rate												10.00%
Notes maturity term												1 year
Description of notes conversion												The principal would convert to shares of the Company’s Common Stock at the lower of (i) the Per Share Value or (ii) the VWAP with respect to on-exchange transactions in the Company’s Common Stock executed on the NASDAQ during the 30 trading days prior to the maturity date as reported by Bloomberg L.P.; provided, however, that the value of the Company’s Common Stock should in no event be less than $1.75 per share.
Description of notes collateral												The Payout Notes would be secured by a security interest in all assets of the Company; provided, however, that such security interest would be subordinated to any (i) claims or liens to the holders of any debt (including mortgage debt) being assumed by the Company as a result of the transaction contemplated by the Agreement, and (ii) all post-closing indebtedness incurred by the Company or its subsidiaries.
First Contribution Agreement [Member] | Common Stock [Member]
Common stock, par value (in dollars per share)												$ 0.01
Common stock, authorized												879,234
Stock Grant Agreement [Member] | Payout Notes [Member]
Notes payment terms			The Company also agreed to make 12 monthly payments
Notes frequency periodic payment			monthly payments
Date of first required payment			Jan. 01, 2018
Number of shares issued upon conversion			5,628,291
Number of shares issued upon conversion, value			$ 5,626
Number of shares isssued			1,857,336
Stock Grant Agreement [Member] | Payout Notes [Member] | Mr. Dolev Rafaeli [Member]
Notes periodic payment			$ 7
Stock Grant Agreement [Member] | Payout Notes [Member] | Mr. Dennis M. McGrath [Member]
Notes periodic payment			21
Stock Grant Agreement [Member] | Payout Notes [Member] | Mr. Yoav Ben-Dror [Member]
Notes periodic payment			$ 10
Separation Agreement [Member] | Mr. Suneet Singal [Member]
Number of shares isssued			1,000,000
Number of shares vest			333,333	333,333
General and administrative expenses			$ 910
Separation Agreement [Member] | Mr. Suneet Singal [Member] | First Anniversary [Member]
Number of shares vest			333,333	333,333
Separation Agreement [Member] | Mr. Suneet Singal [Member] | Two Anniversary [Member]
Number of shares vest			333,334	333,334
Securities Purchase Agreement [Member] | Opportunity Fund I-SS, LLC (Investor) [Member]
Principal amounts			$ 15,000,000	$ 15,000,000
Shares issued price per share (in dollars per share)			$ 1.00	$ 1.00
Series A Preferred Stock [Member]
Preferred stock, shares authorized (in shares)							3,000,000			3,000,000		3,000,000
Preferred stock, shares issued (in shares)							123,668			123,668		123,668
Preferred stock, voting rights										Except as otherwise provided in the Series A Certificate of Designation or as otherwise required by law, the Convertible Series A Preferred Stock shall have no voting rights. However, as long as any shares of Convertible Series A Preferred Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Convertible Series A Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Convertible Series A Preferred Stock or alter or amend the Series A Certificate of Designation, (b) amend the Company’s articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (c) increase the number of authorized shares of Convertible Series A Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.		Except as otherwise provided in the Series A Certificate of Designation or as otherwise required by law, the Convertible Series A Preferred Stock shall have no voting rights. However, as long as any shares of Convertible Series A Preferred Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Convertible Series A Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Convertible Series A Preferred Stock or alter or amend the Series A Certificate of Designation, (b) amend the Company’s articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (c) increase the number of authorized shares of Convertible Series A Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.
Preferred stock, conversion basis												Each share of Convertible Series A Preferred Stock shall be convertible, at any time and from time to time from at the option of the holder thereof, into that number of shares of common stock determined by dividing $62.9575 by the Conversion Price. The Conversion Price for the Series A Convertible Preferred Stock is equal to $2.5183, subject to adjustment as described in the Series A Certificate of Designation.
Preferred stock, dividend payment terms										Except for stock dividends or distributions for which adjustments are to be made, holders shall be entitled to receive, and the Company shall pay, dividends on shares of Convertible Series A Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Convertible Series A Preferred Stock.		Except for stock dividends or distributions for which adjustments are to be made, holders shall be entitled to receive, and the Company shall pay, dividends on shares of Convertible Series A Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Convertible Series A Preferred Stock.
Redeemable convertible preferred stock series B, redemption value							$ 3,288			$ 3,288
Preferred stock, par value (in dollars per share)							$ 0.01			$ 0.01		$ 0.01
Preferred stock, authorized							3,000,000			3,000,000		3,000,000
Number of shares isssued
Series A Preferred Stock [Member] | First Contribution Agreement [Member]
Common stock, par value (in dollars per share)												$ 0.01
Common stock, authorized												123,668
Series A Preferred Stock [Member] | Purchase Agreement [Member]
Number of shares issued upon conversion												56.2
Conversion price (in dollars per share)												$ 2.5183
Description of modification of preferred stock												As modification for which the fair value of the Series A Shares shall be measured pre-and post-modification subject to the stockholders’ approval. Should the fair value change by greater than 10% as a result of the modification, any original Series A Shares will be considered extinguished with the incremental value reflected in expense. Should the modification not result in a greater than 10% change, the modification of the conversion feature for the Series A.
Series A Preferred Stock [Member] | Purchase Agreement [Member] | Subsequent Event [Member]
Conversion price (in dollars per share)						$ 1.12024
Redeemable Convertible Series B Preferred Stock [Member]
Common stock, voting rights				0.893
Redeemable convertible preferred stock series B, shares authorized (in shares)							0			0		15,000,000
Redeemable convertible preferred stock series B, voting rights												each holder of Redeemable Convertible Series B Preferred Stock was entitled to cast the number of votes equal to the quotient of the aggregate investment amount invested to purchase Series B Preferred Stock divided by $1.12, the market value of the Company’s common stock on December 21, 2017, or approximately 0.893 votes per share (subject to certain conversion limitations described below). Except as provided by law or by the other provisions of the Series B Certificate of Designation, the holders were entitled to vote together with the holders of shares of common stock as a single class.
Redeemable convertible preferred stock series B, conversion basis						In the light of the above, on May 31, 2018, 1,869,663 shares of the Series B Preferred Stock along with pro-rata accrued dividends of <u>$XX</u> were considered under accounting rules to be automatically converted into 2,965,301 shares of common stock.						Each share of Redeemable Convertible Series B Preferred Stock plus accrued, but unpaid, dividends thereon (the “Aggregate Preference Amount”), was convertible, at any time and from time to time at the option of the holder thereof, into that number of shares of common stock determined by a formula (computed on the date of conversion), (i) the numerator of which is equal to the Aggregate Preference Amount and (ii) the denominator of which is equal to the quotient of the Conversion Price divided by $1.33. The “Conversion Price” for the Redeemable Convertible Series B Preferred Stock was adjusted to $0.8684 starting in February 2018, subject to adjustment as described in the Series B Certificate of Designation.
Redeemable convertible preferred stock series B, dividend payment terms												Holders of shares of Redeemable Convertible Series B Preferred Stock were entitled receive cumulative dividends, pro rata among such holders, prior to and in preference to any dividend on the Company’s outstanding common stock at the per annum rate of 8% of the Series B Original Issue Price
Redeemable convertible preferred stock series B, redemption price per share (in dollars per share)			$ 1.00	$ 1.00								$ 1.33		$ 1.00
Redeemable convertible preferred stock series B, liquidation preference, value							$ 0			$ 0		$ 1,503
Number of shares isssued
Redeemable Convertible Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | Opportunity Fund I-SS, LLC (Investor) [Member]
Redeemable convertible preferred stock series B, conversion basis			Series B Original Issue Date and prior to such conversion date, would exceed 19.99% of the issued and outstanding shares of common stock (subject to adjustment for forward and reverse stock splits, recapitalizations and the like) (the “Issuable Maximum”).
Number of shares issued upon conversion		1.24789	1.24789
Number of shares isssued	100,000	2,225,000	1,500,000
Proceeds from redeemable convertible preferred stock	$ 100	$ 2,225	$ 1,500
Change in the fair value of the instrument												$ 1,194
Direct and incremental issuance costs												42
Conversion price (in dollars per share)		$ 1.00	$ 1.00	$ 1.00
Beneficial conversion feature			$ 372					$ 677
Redeemable Convertible Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | Opportunity Fund I-SS, LLC (Investor) [Member] | Noncurrent Financial Liability [Member]
Redeemable convertible preferred stock series B, redemption value												$ 5,584